Deferred tax assets and liabilities, Unrecognized Tax Losses (Details) - AUD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unused tax losses and carried forward tax credits for which no deferred tax asset has been recognized [Abstract]
Unrecognized income tax benefit	$ 152,135	$ 84,412	$ 62,833
Australia [Member]
Unused tax losses and carried forward tax credits for which no deferred tax asset has been recognized [Abstract]
Unrecognized income tax benefit	140,673	82,908	61,330
Other Countries [Member]
Unused tax losses and carried forward tax credits for which no deferred tax asset has been recognized [Abstract]
Unrecognized income tax benefit	$ 11,462	$ 1,504	$ 1,503